Risks and Concentration	6 Months Ended
Jun. 30, 2019
Risks and Uncertainties [Abstract]
Risks and Concentration
4.	Risks and Concentration
(a) Concentration of revenues
For the six months ended June 30, 2018, Customer B contributed 12% of total net revenues of the Group. For the six months ended June 30, 2019, Customer C contributed 11% of total net revenue of the Group.
(b) Concentration of accounts receivable
The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group conducts credit evaluations on its platforms and customers and generally does not require collateral or other security from such platforms and customers. The Group periodically evaluates the creditworthiness of the existing platforms in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.
The following table summarized customers with greater than 10% of the accounts receivables and amounts due from related parties:

	As of
	December 31, 2018	June 30, 2019
Customer A — advertising platform	14%	11%
Customer B — advertising platform	*	*
Customer C — advertising platform	29%	36%
Customer D — advertising customer	14%	*
Customer E — advertising platform	10%	*
Customer F — advertising platform	—	10%
Customer G — advertising and marketing customer (related parties)	—	20%

*	Less than 10%
(c) Credit risk
The Group’s credit risk arises from cash and cash equivalents, short-term investments, prepayments and other current assets, and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.
The Group expects that there is no significant credit risk associated with the cash and cash equivalents and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and the Affiliated Entities are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.
The Group has no significant concentrations of credit risk with respect to its prepayments.
Accounts receivable are typically unsecured and are derived from revenue earned through third party advertising platforms and customers, as well as related parties. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.